Useful Life of Other Purchased Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2012
Purchased data files | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	15 years
Purchased data files | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	2 years
Acquired software and technology | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	10 years
Acquired software and technology | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	1 year
Non-compete agreements | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	10 years
Non-compete agreements | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	1 year
Proprietary database | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	10 years
Proprietary database | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	6 years
Customer relationships | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	25 years
Customer relationships | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	2 years
Trade names | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	15 years
Trade names | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	5 years